Prepaid Expenses and Deposits (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Deposits
Prepaid and deposits related to exploration and evaluation expenditures	$ 359	$ 519
Other prepaid expenses and deposits	441	396
Total prepaid expenses and deposits	800	915
Prepaid expenses and deposits, non-current	149	198
Prepaid expenses and deposits	$ 651	$ 717